Basis of Presentation and Nature of Operations (Details) - USD ($)					1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 02, 2019	May 13, 2019	Mar. 06, 2019	May 31, 2018	Oct. 31, 2019	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Aug. 26, 2019	Jun. 30, 2019	Feb. 28, 2019	Oct. 29, 2018	Jun. 30, 2018	Dec. 31, 2016
Working Capital						$ (6,800,000)	$ (6,800,000)		$ (3,413,452)
Assets, Current						5,238,617	5,238,617		5,465,484	$ 3,103,923
Operating Income (Loss)							(4,912,541)	$ (2,608,330)	(4,641,696)	1,563,721
Operating IncomeLoss From Non Cash Activities									3,700,000
Operating Income Loss From Non Recurring Items									900,000
Liabilities, Current						12,034,900	12,034,900		8,878,936	1,498,301
Assets						28,633,331	28,633,331		28,888,588	4,070,827
Liabilities						17,577,863	17,577,863		12,948,949	4,303,457
Debt Instrument, Face Amount			$ 560,000			1,000,000	1,000,000		932,701		$ 560,000
Interest Expense, Debt									$ 239,885
Description of Cost Cutting Initiatives									Cost saving initiatives related to synergies and the elimination of redundant costs of approximately $500,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest						11,055,468	11,055,468	8,237,061	$ 15,939,639	(232,630)		$ 13,375,008			$ 5,016,724	$ 1,263,659
Redundant costs						$ 153,000	500,000
Allocated Share-based Compensation Expense									2,025,994
Trade Payables Unsecured									3,800,000				$ 1,700,000
Notes Payable									370,250	0
Total liabilities in consolidation							6,400,000
Liabilities to be eliminated due to foreclosure							1,700,000
Net liabilities in consolidation							4,700,000
Proceeds from issuance of common stock							$ 0	$ 5,358,570	$ 5,315,176	$ 0
Stock Issued During Period, Shares, New Issues			15,000
Common Stock, Par or Stated Value Per Share			$ 0.001			$ 0.001	$ 0.001		$ 0.001	$ 0.001
Debt Conversion, Converted Instrument, Shares Issued				13,500					13,500
CBAV1, LLC [Member]
Promissory Notes Payable						$ 2,270,000	$ 2,270,000
Best Party Concepts [Member]
Business Acquisition, Percentage of Voting Interests Acquired						50.00%	50.00%		50.00%
Cloud B UK [Member]
Equity Method Investment, Ownership Percentage						100.00%	100.00%		100.00%
Cloud B, Inc. [Member]
Business Acquisition, Percentage of Voting Interests Acquired						72.15%	72.15%		72.15%					72.15%
Allocated Share-based Compensation Expense							$ 1,828,604
Restructuring and Related Cost, Incurred Cost							100,000
Other Non Recurring and Redundant Costs							1,200,000
Trade Payables Unsecured						$ 3,800,000	3,800,000
Notes Payable						$ 900,000	$ 900,000
Ed Roses [Member]
Business Acquisition, Percentage of Voting Interests Acquired						50.00%	50.00%
Convertible Notes Payable [Member]
Debt Instrument, Face Amount		$ 1,111,111
Debt Conversion, Converted Instrument, Shares Issued		560,185
Convertible Notes Payable [Member] | Alexander Capital, LP [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		24,366
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 2.85
Private Placement [Member]
Debt Instrument, Convertible, Conversion Price		$ 2.00
Debt Conversion, Converted Instrument, Shares Issued		560,185
Subsequent Event [Member] | Convertible Notes Payable [Member]
Sale of Stock, Consideration Received on Transaction					$ 2,039,303
Sale of Stock, Consideration Received Per Transaction					2,350,000
Payments For Placement Agent And Lawyers Fees					310,697
Payments For Placement Agent Commission					141,000
Payments For Placement Agent Debt Restructuring Fee					64,208
Payments For Placement Agent Debt Conversion Fee					15,889
Payments For Placement Agent Fees					33,600
Subsequent Event [Member] | Convertible Notes Payable [Member] | Alexander Capital, LP [Member]
Payments For Placement Agent Commission					141,000
Payments For Placement Agent Debt Restructuring Fee					64,208
Payments For Placement Agent Debt Conversion Fee					15,889
Payments For Placement Agent Fees					$ 33,600
Debt Conversion, Converted Instrument, Shares Issued					560,185
Subsequent Event [Member] | Private Placement [Member]
Stock Issued During Period, Shares, New Issues	1,175,000
Share Price	$ 2.00
Common Stock, Par or Stated Value Per Share	$ 0.001
Subsequent Event [Member] | Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					70,500
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 2.50